Expense Example {- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund AMCIZ PRO-13 - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor Intermediate Municipal Income Fund: Class A
Expense Example:
1 year	$ 465
3 years	603
5 years	753
10 years	1,190
Fidelity Advisor Intermediate Municipal Income Fund: Class M
Expense Example:
1 year	462
3 years	594
5 years	737
10 years	1,155
Fidelity Advisor Intermediate Municipal Income Fund: Class C
Expense Example:
1 year	243
3 years	443
5 years	766
10 years	1,680
Fidelity Advisor Intermediate Municipal Income Fund: Class I
Expense Example:
1 year	42
3 years	132
5 years	230
10 years	518
Fidelity Advisor Intermediate Municipal Income Fund: Class Z
Expense Example:
1 year	30
3 years	93
5 years	163
10 years	$ 368